Employee Benefit Plans (Schedule of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Plans [Abstract]
Outstanding at beginning of year, Shares	139,155	142,524	109,816
Granted, Shares			35,800
Exercised, Shares	(9,704)		(3,092)
Forfeited, Shares	(4,425)	(3,369)
Outstanding at end of year, Shares	125,026	139,155	142,524
Options exercisable at year-end, Shares	110,282	97,584	70,920
Outstanding at beginning of year, Weighted average exercise price	$ 17.97	$ 18.07	$ 18.13
Granted, Weighted average exercise price			17.80
Exercised, Weighted average exercise price	17.74		17.22
Forfeited, Weighted average exercise price	20.05	22.36
Outstanding at end of year, Weighted average exercise price	$ 17.91	$ 17.97	18.07
Weighted-average fair value of options granted during the year			$ 1.90
Intrinsic value of options exercised during the year	$ 10,807		$ 866
Intrinsic value of options outstanding and exercisable at December 31, 2016	$ 203,715